Warrants (Tables)	12 Months Ended
Dec. 31, 2023
Warrants
Schedule of black-scholes model

	December 31, 2021	December 31, 2022	December 31, 2023	December 31, 2023
	USD	USD	USD	RMB
Input
Share price	9.96	2.27	3.55	25.14
Risk-free interest rate	1.26%	4.02%	3.95%	3.95%
Volatility	59.8%	65.2%	60.60%	60.60%
Exercise price	11.50	11.50	11.50	81.45
Warrant life (yr)	5 years	4.71 years	3.71 years	3.71 years

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

Description	Warrant Liabiity		Quoted Prices In Active Markets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Other Unobservable Inputs (Level 3)
December 31, 2022:	RMB	425,619	RMB	-	RMB	-	RMB	425,619
December 31, 2023	RMB	62,200	RMB	-	RMB	-	RMB	62,200

Schedule of Warrants activities

Private Warrants	Warrants	Weighted Average Exercise Price Per Share	Average Remaining Period (Years)
Outstanding as of December 31, 2021	270,500	$11.50	5
Issued	-	-	-
Forfeited	-	-	-
Exercised	-	-	-
Expired	-	-	-
Outstanding as of December 31, 2022	270,500	$11.50	5
Issued	-	-	-
Forfeited	-	-	-
Exercised	-	-	-
Expired	-	-	-
Outstanding as of December 31, 2023	270,500	$11.50	4